STOCKHOLDERS EQUITY (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) d $ / shares shares	Mar. 31, 2015 USD ($) d yr $ / shares shares
Stockholders Equity 1		100,000,000
Stockholders Equity 2		20,000,000
Stockholders Equity 3		10,000,000
Stockholders Equity 4 | $ / shares		$ 0.001
Stockholders Equity 5 | $		$ 20,000
Stockholders Equity 6		1,125,000,000
Stockholders Equity 7 | $		$ 0.001
Stockholders Equity 8		15
Stockholders Equity 9		1
Stockholders Equity 10 | $		$ 0.001
Stockholders Equity 11		109,500,000
Stockholders Equity 12		43,000,000
Stockholders Equity 13		100.00%
Stockholders Equity 14		75,000,000
Stockholders Equity 15		17,333,329
Stockholders Equity 16		8,666,665
Stockholders Equity 17 | $		$ 2,599,999
Stockholders Equity 18 | $ / shares		$ 0.15
Stockholders Equity 19 | $		$ 0.15
Stockholders Equity 20		8.00%
Stockholders Equity 21 | $		$ 208,000
Stockholders Equity 22		1.00%
Stockholders Equity 23 | $		$ 26,000
Stockholders Equity 24		5.50%
Stockholders Equity 25		953,333
Stockholders Equity 26 | $ / shares		$ 0.1875
Stockholders Equity 27		1,250,000
Stockholders Equity 28 | $ / shares		$ 0.40
Stockholders Equity 29 | $		$ 500,000
Stockholders Equity 30		1,250,000
Stockholders Equity 31 | $ / shares		$ 0.50
Stockholders Equity 32		650,000
Stockholders Equity 33 | $ / shares		$ 0.60
Stockholders Equity 34 | $ / shares		0.50
Stockholders Equity 35 | $ / shares		$ 0.60
Stockholders Equity 36		1,312,500
Stockholders Equity 37 | $ / shares		$ 0.40
Stockholders Equity 38 | $		$ 525,000
Stockholders Equity 39 | yr		2
Stockholders Equity 40 | $ / shares		$ 0.50
Stockholders Equity 41 | yr		2
Stockholders Equity 42 | $ / shares		$ 0.60
Stockholders Equity 43 | $		$ 225,000
Stockholders Equity 44 | $		$ 4,870
Stockholders Equity 45		574,675
Stockholders Equity 46 | $ / shares		$ 0.40
Stockholders Equity 47 | $		$ 229,870
Stockholders Equity 48 | yr		2
Stockholders Equity 49 | $ / shares		$ 0.50
Stockholders Equity 50 | yr		2
Stockholders Equity 51 | $ / shares		$ 0.60
Stockholders Equity 52		250,000
Stockholders Equity 53 | $ / shares		$ 0.55
Stockholders Equity 54		200,000
Stockholders Equity 55		170,000
Stockholders Equity 56 | $		$ 59,300
Stockholders Equity 57		65,000
Stockholders Equity 58 | $ / shares		$ 0.327
Stockholders Equity 59		280,000
Stockholders Equity 60 | $		$ 76,500
Stockholders Equity 61		100,000
Stockholders Equity 62 | $ / shares		$ 0.150
Stockholders Equity 63		100,000
Stockholders Equity 64 | $ / shares		$ 0.130
Stockholders Equity 65		1,000,000
Stockholders Equity 66 | $ / shares		$ 0.134
Stockholders Equity 67		250,000
Stockholders Equity 68 | $ / shares		$ 0.121
Stockholders Equity 69 | $		$ 25,000
Stockholders Equity 70		350,000
Stockholders Equity 71		175,000
Stockholders Equity 72		70,000
Stockholders Equity 73		70,000
Stockholders Equity 74		35,000
Stockholders Equity 75		1,000,000
Stockholders Equity 76 | $ / shares		$ 0.175
Stockholders Equity 77		2,000,000
Stockholders Equity 78		500,000
Stockholders Equity 79		500,000
Stockholders Equity 80 | d		45
Stockholders Equity 81		500,000
Stockholders Equity 82 | d		90
Stockholders Equity 83		500,000
Stockholders Equity 84 | d		135
Stockholders Equity 85		50,000
Stockholders Equity 86 | $ / shares		$ 0.135
Stockholders Equity 87		300,000
Stockholders Equity 88 | $ / shares		$ 0.108
Stockholders Equity 89		40,000
Stockholders Equity 90 | $ / shares		$ 0.113
Stockholders Equity 91		50,000
Stockholders Equity 92 | $ / shares		$ 0.07
Stockholders Equity 93		1,225,000
Stockholders Equity 94 | $ / shares		$ 0.10
Stockholders Equity 95		3,550,000
Stockholders Equity 96 | $ / shares		$ 0.10
Stockholders Equity 1	500.00028
Stockholders Equity 2	116,279
Stockholders Equity 3 | $ / shares	$ 0.55
Stockholders Equity 4 | $	$ 78,000
Stockholders Equity 5 | $	54,288
Stockholders Equity 6 | $	955,927
Stockholders Equity 7 | $	$ 360,082
Stockholders Equity 8	100,000,000
Stockholders Equity 9	20,000,000
Stockholders Equity 10	10,000,000
Stockholders Equity 11 | $ / shares	$ 0.001
Stockholders Equity 12 | $	$ 20,000
Stockholders Equity 13	1,125,000,000
Stockholders Equity 14 | $	$ 0.001
Stockholders Equity 15	15
Stockholders Equity 16	1
Stockholders Equity 17 | $	$ 0.001
Stockholders Equity 18	109,500,000
Stockholders Equity 19	43,000,000
Stockholders Equity 20	100.00%
Stockholders Equity 21	75,000,000
Stockholders Equity 22 | $ / shares	$ 0.07
Stockholders Equity 23 | $ / shares	$ 0.10
Stockholders Equity 24	11,160,002
Stockholders Equity 25	11,160,002
Stockholders Equity 26	11,160,002
Stockholders Equity 27 | $	$ 781,200
Stockholders Equity 28	11,160,002
Stockholders Equity 29	11,160,002
Stockholders Equity 30	11,160,002
Stockholders Equity 31	17,333,329
Stockholders Equity 32	8,666,665
Stockholders Equity 33 | $	$ 2,599,999
Stockholders Equity 34 | $ / shares	$ 0.15
Stockholders Equity 35 | $	$ 0.15
Stockholders Equity 36	8.00%
Stockholders Equity 37 | $	$ 208,000
Stockholders Equity 38	1.00%
Stockholders Equity 39 | $	$ 26,000
Stockholders Equity 40	5.50%
Stockholders Equity 41	953,333
Stockholders Equity 42 | $ / shares	$ 0.1875
Stockholders Equity 43	100,000
Stockholders Equity 44 | $ / shares	$ 0.150
Stockholders Equity 45	100,000
Stockholders Equity 46 | $ / shares	$ 0.130
Stockholders Equity 47	1,000,000
Stockholders Equity 48 | $ / shares	$ 0.134
Stockholders Equity 49	250,000
Stockholders Equity 50 | $ / shares	$ 0.121
Stockholders Equity 51 | $	$ 25,000
Stockholders Equity 52	350,000
Stockholders Equity 53	175,000
Stockholders Equity 54	70,000
Stockholders Equity 55	70,000
Stockholders Equity 56	35,000
Stockholders Equity 57	1,000,000
Stockholders Equity 58 | $ / shares	$ 0.175
Stockholders Equity 59	2,000,000
Stockholders Equity 60	500,000
Stockholders Equity 61	500,000
Stockholders Equity 62 | d	45
Stockholders Equity 63	500,000
Stockholders Equity 64 | d	90
Stockholders Equity 65	500,000
Stockholders Equity 66 | d	135
Stockholders Equity 67	50,000
Stockholders Equity 68 | $ / shares	$ 0.135
Stockholders Equity 69	300,000
Stockholders Equity 70 | $ / shares	$ 0.108
Stockholders Equity 71	40,000
Stockholders Equity 72 | $ / shares	$ 0.113
Stockholders Equity 73	50,000
Stockholders Equity 74 | $ / shares	$ 0.07
Stockholders Equity 75	1,225,000
Stockholders Equity 76 | $ / shares	$ 0.10
Stockholders Equity 77	3,550,000
Stockholders Equity 78 | $ / shares	$ 0.10
Stockholders Equity 79	2,000,000
Stockholders Equity 80 | $ / shares	$ 0.070
Stockholders Equity 81	1,500,000
Stockholders Equity 82 | $ / shares	$ 0.097
Stockholders Equity 83	2,000,000
Stockholders Equity 84 | $ / shares	$ 0.080
Stockholders Equity 85	250,000
Stockholders Equity 86 | $ / shares	$ 0.080
Stockholders Equity 87	300,000
Stockholders Equity 88 | $ / shares	$ 0.097
Stockholders Equity 89	1,500,000
Stockholders Equity 90 | $ / shares	$ 0.094
Stockholders Equity 91	1,500,000
Stockholders Equity 92 | $ / shares	$ 0.109
Stockholders Equity 93	300,000
Stockholders Equity 94 | $ / shares	$ 0.101
Stockholders Equity 95	200,000
Stockholders Equity 96 | $ / shares	$ 0.100
Stockholders Equity 97	500,000
Stockholders Equity 98 | $ / shares	$ 0.098
Stockholders Equity 99	1,000,000
Stockholders Equity 100 | $	$ 250,000
Stockholders Equity 101 | $ / shares	$ 0.079
Stockholders Equity 102	1,000,000
Stockholders Equity 103 | $	$ 240,000
Stockholders Equity 104 | $ / shares	$ 0.115